Organizations and Principal Activities (Details) - USD ($)			9 Months Ended	12 Months Ended
		Apr. 15, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 23, 2024	Dec. 31, 2023
Organization and Principal Activities [Line Items]
Authorized capital stock			160,000,000	160,000,000
Preferred stock, shares			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Shares acquired		10,000,000
Percentage of equity interest		100.00%
Aggregate purchase price (in Dollars)		$ 190,000
Class A Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock shares issued	[1]		7,634,560	7,634,560		7,634,560
Common stock, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares designated	[1]		137,634,560	137,634,560		137,634,560
Common stock, shares, outstanding	[1]		7,634,560	7,634,560		7,634,560
Class A Common Stock [Member] | PAPA Medical Inc. [Member]
Organization and Principal Activities [Line Items]
Common stock shares issued			150,000,000	150,000,000
Class B Common Stock
Organization and Principal Activities [Line Items]
Common stock shares issued	[1]		12,365,440	12,365,440		12,365,440
Common stock, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares designated	[1]		12,365,440	12,365,440		12,365,440
Common stock, shares, outstanding	[1]		12,365,440	12,365,440		12,365,440
Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock shares issued			20,000,000	20,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares designated			150,000,000		150,000,000
Common stock, shares, outstanding			20,000,000	20,000,000

[1]	The shares data is presented on a retroactive basis to reflect the reorganization (Note 1).